Other current and non-current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other current and non-current financial liabilities:

	At December 31,
(€ thousands)	2022	2021
Written put options on non-controlling interests	178,766	159,411
of which Thom Browne option	155,551	135,726
of which Dondi option	23,215	23,685
Other	27	7,976
Other non-current financial liabilities	178,793	167,387
Warrant liabilities	37,258	33,984
Other current financial liabilities	37,258	33,984
Total	216,051	201,371